FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (FY) (Details) - Warrants [Member] - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 12,095,982	$ 12,539,810	$ 11,458,529	$ 28,062,924	$ 28,062,924
Change in fair value	513,425	(443,828)	1,081,281	(10,825,645)
Transfer of Public warrants to level 1				(5,778,750)
Fair value, end of period	$ 12,609,407	$ 12,095,982	$ 12,539,810	$ 11,458,529	$ 12,609,407